September 7, 2016

VIA EDGAR TRANSMISSION AND BY HAND

U.S. Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549

Attn: Mr. Jay Ingram

Re:	Versum Materials, LLC.
Amendment No. 3 to Registration Statement on Form 10-12B
Filed August 26, 2016
File No. 0001-37664

Dear Mr. Ingram:

On behalf of Versum Materials, LLC (the “Company” or “Versum”), set forth below are responses of the Company to the comments of the staff of the Division of Corporation Finance (the “Staff”) of the U.S. Securities and Exchange Commission (the “Commission”) contained in the letter dated September 1, 2016 (the “Comment Letter”) relating to Amendment No. 3 to the Company’s Registration Statement on Form 10, File No. 001-37664, filed on August 26, 2016 (the “Registration Statement”). Capitalized terms used herein and not otherwise defined herein shall have the meanings assigned to such terms in the Registration Statement or the exhibits thereto, as applicable.

Concurrently with this response letter, the Company is electronically transmitting Amendment No. 4 to the Registration Statement (the “Amendment”), which Amendment includes an amended Information Statement as Exhibit 99.1 (the “Information Statement”), for filing under the Securities Exchange Act of 1934. The Amendment includes revisions made in response to the comments of the Staff in the Comment Letter, as well as additional changes required to update the disclosure contained in the Registration Statement and Information Statement. To facilitate the Staff’s review, we have also provided, on a supplemental basis, a copy of the Amendment that has been marked to show changes made to the Registration Statement and Information Statement.

The headings and numbered paragraphs of this letter correspond to the headings and paragraph numbers contained in the Comment Letter, and to facilitate your review, we have reproduced the text of the Staff’s comments in boldfaced print below, followed by the Company’s response to each comment. References in this letter to page numbers and section headings refer to page numbers and section headings in the Amendment, as filed via EDGAR submission concurrently with this letter and dated September 7, 2016.

Mr. Jay Ingram

Securities and Exchange Commission

September 7, 2016

Unaudited Pro Forma Combined Financial Statements, page 49

1.	We note your response to comment 5 of our letter dated August 11, 2016. Please revise note (C) to explain the reasons for the difference in the pro forma effective income tax rates reflected in the annual and interim pro forma combined income statements as noted in your response letter. Also, please explain to us, and revise your disclosures to clarify, if and how the pro forma adjustments in notes (F) and (G) will impact your effective income tax rates.

The Company acknowledges the Staff’s comment and respectfully advises the Staff that it has expanded the disclosure in note (C) to explain the reasons for the difference in the pro forma effective income tax rates reflected in the annual and interim pro forma combined income statements.

The Company respectfully advises the Staff that it has also expanded the disclosures in notes (F) and (G) to clarify if and how the pro forma adjustments described therein will impact the Company’s effective income tax rates.

Selected Historical Condensed Combined Financial Data, page 56

2.	You disclose here that you had total assets of $890 million as of June 30, 2016; however, your June 30, 2016 balance sheet on page F-31 reflects total assets of $908 million. Please clarify or revise.

The Company acknowledges the Staff’s comment and respectfully advises the Staff that it has revised the disclosure on page 56 of the Registration Statement accordingly.

Please note that the Company is filing an acknowledgment simultaneously with this response signed by an officer of the Company. We thank you for your prompt attention to this letter responding to the Staff’s Comment Letter and look forward to hearing from you at your earliest convenience. Please direct any questions concerning this filing to the undersigned at (212) 735-2535.

Very truly yours,

/s/ C. Michael Chitwood
C. Michael Chitwood

cc:	Mary Afflerbach
Corporate Secretary and Chief Governance Officer
Air Products and Chemicals, Inc.
7201 Hamilton Boulevard
Allentown, PA 18195

September 7, 2016

VIA EDGAR TRANSMISSION AND BY HAND

Mr. Jay Ingram

Legal Branch Chief

U.S. Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549

RE: Versum Materials, LLC (the “Company”)
Amendment No. 4 to Form 10-12B
Filed September 7, 2016
File No. 0001-37664

Dear Mr. Ingram:

As a supplement to the response letter delivered to the SEC on September 7, 2016, we hereby acknowledge to the Staff of the Division of Corporation Finance (the “Staff”) of the Securities and Exchange Commission (the “SEC” or the “Commission”) that:

•	the company is responsible for the adequacy and accuracy of the disclosure in the filing;

•	Staff comments or changes to disclosure in response to Staff comments do not foreclose the Commission from taking any action with respect to the filing; and

•	the Company may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please contact the undersigned at (610) 481-7898 should you require further information or have any questions.

Very truly yours,

/s/ Guillermo Novo
Guillermo Novo President

cc:	C. Michael Chitwood, Skadden, Arps, Slate, Meagher & Flom LLP